Party-in-Interest and Related Party Transactions (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 2,092,945,345	$ 1,747,930,133
Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	145,882	166,182
Investments, at fair value	$ 41,338,094	$ 30,970,534
Dividend income	$ 243,829